3a. Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Receivables [Abstract]
3a. Accounts Receivable

Accounts receivable consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010

Accounts receivable	$894,829	$1,112,597
Less: Allowance for doubtful accounts	(47,595)	(47,934)
Accounts receivable, net	$847,234	$1,064,663

Bad debt expense was $21,200 and $23,379 for the years ended December 31, 2011 and 2010, respectively.

See also Note 14 for concentrations of accounts receivable.